Consolidated Statements of Changes in Stockholders' Equity (Deficit) - USD ($)		Total Terrestrial Energy Inc. Stockholders' Equity (Deficit) Previously Reported	Total Terrestrial Energy Inc. Stockholders' Equity (Deficit) Cash issuance	Total Terrestrial Energy Inc. Stockholders' Equity (Deficit) PIPE Financing	Total Terrestrial Energy Inc. Stockholders' Equity (Deficit)	Preferred Shares Previously Reported [1]	Preferred Shares Retrospective application of recapitalization [1]	Common Shares Previously Reported [1]	Common Shares Retrospective application of recapitalization [1]	Common Shares Cash issuance		Common Shares PIPE Financing		Common Shares		Preferred Exchangeable Shares Previously Reported [1]	Preferred Exchangeable Shares Retrospective application of recapitalization [1]	Common Exchangeable Shares Previously Reported [1]	Common Exchangeable Shares Retrospective application of recapitalization [1]	Exchangeable Shares Retrospective application of recapitalization	Exchangeable Shares	Additional Paid-In-Capital Previously Reported	Additional Paid-In-Capital Retrospective application of recapitalization	Additional Paid-In-Capital Cash issuance	Additional Paid-In-Capital PIPE Financing	Additional Paid-In-Capital	Accumulated Other Comprehensive Income (Loss) Previously Reported	Accumulated Other Comprehensive Income (Loss)	Accumulated Deficit Previously Reported	Accumulated Deficit	Attributable to Non-Controlling Interest Previously Reported	Attributable to Non-Controlling Interest	Previously Reported	Cash issuance	PIPE Financing	Total
Beginning balance at Dec. 31, 2023		$ (5,410,299)			$ (5,410,299)	$ 138	$ (138)	$ 675	$ 2,959					$ 3,634	[1]	$ 6	$ (6)	$ 531	$ (531)	$ 2,401	$ 2,401	$ 79,769,519	$ (4,685)			$ 79,764,834	$ (58,336)	$ (58,336)	$ (85,122,832)	$ (85,122,832)	$ 534,611	$ 534,611	$ (4,875,688)			$ (4,875,688)
Beginning balance (in shares) at Dec. 31, 2023						137,672	(137,672)	675,281	35,666,101					36,341,382	[1]	6,200	(6,200)	530,924	(530,924)	24,011,017	24,011,017
Consolidated Statements of Changes in Stockholders' Equity (Deficit)
Stock-based compensation					670,243																					670,243										670,243
Acquisition of non-controlling interest					534,611									$ 282	[1]											534,329						$ (534,611)
Acquisition of non-controlling interest (in shares)	[1]													2,818,520
Issuance of warrants in connection with convertible notes, net of tax					2,006,982																					2,006,982										2,006,982
Loss on extinguishment of debt from related parties					(202,204)																					(202,204)										(202,204)
Currency translation adjustments					395,525																							395,525								395,525
Net loss					(11,485,410)																									(11,485,410)						(11,485,410)
Ending balance at Dec. 31, 2024					(13,490,552)									$ 3,916	[1]						$ 2,401					82,774,184		337,189		(96,608,242)						(13,490,552)
Ending balance (in shares) at Dec. 31, 2024	[2]													39,159,901	[1]						24,011,017
Consolidated Statements of Changes in Stockholders' Equity (Deficit)
Stock-based compensation																										180,000										180,000
Issuance of warrants in connection with convertible notes, net of tax																										2,595,000										2,595,000
Net loss																														(6,252,000)						(6,252,000)
Ending balance at Mar. 31, 2025														$ 4,000							$ 2,000					85,549,000		(490,000)		(102,860,000)						(17,795,000)
Ending balance (in shares) at Mar. 31, 2025	[2]													39,159,901							24,011,017
Beginning balance at Dec. 31, 2024					(13,490,552)									$ 3,916	[1]						$ 2,401					82,774,184		337,189		(96,608,242)						(13,490,552)
Beginning balance (in shares) at Dec. 31, 2024	[2]													39,159,901	[1]						24,011,017
Consolidated Statements of Changes in Stockholders' Equity (Deficit)
Stock-based compensation					3,103,702																					3,103,702										3,103,702
Issuance of shares			$ 25,797,201	$ 49,500,000						$ 282	[1]	$ 500	[1]											$ 25,796,919	$ 49,499,500									$ 25,797,201	$ 49,500,000
Issuance of shares to PIPE investors	[1]									2,812,708		5,000,000
Issuance of warrants in connection with convertible notes, net of tax					2,594,531																					2,594,531										2,594,531
Shares issued upon exercise of warrants					4,500,000									$ 201	[1]											4,499,799										4,500,000
Shares issued upon exercise of warrants (in shares)	[1]													2,011,632
Shares issued upon exercise of options					136									$ 7	[1]											129										$ 136
Shares issued upon exercise of options (in shares)														67,054	[1]																					67,054
Merger financing					243,066,977									$ 2,874	[1]											243,064,103										$ 243,066,977
Merger financing (in shares)	[1]													28,742,610
Transaction costs					(22,305,729)																					(22,305,729)										(22,305,729)
Conversion of convertible notes to Common Shares					29,787,900									$ 397	[1]											29,787,503										29,787,900
Conversion of convertible notes to Common Shares (in shares)	[1]													3,977,517
Currency translation adjustments					(260,731)																							(260,731)								(260,731)
Change in unrealized gains on short term investments					1,129,448																							1,129,448								1,129,448
Net loss					(28,016,641)																									(28,016,641)						(28,016,641)
Ending balance at Dec. 31, 2025					$ 295,406,242									$ 8,177	[1]						$ 2,401					418,814,641		1,205,906		(124,624,883)						295,406,242
Ending balance (in shares) at Dec. 31, 2025														81,771,422	[1]						24,011,017
Consolidated Statements of Changes in Stockholders' Equity (Deficit)
Stock-based compensation																										2,761,000										2,761,000
Issuance of shares to PIPE investors														12,000
Shares issued upon exercise of options																										158,000										158,000
Shares issued upon exercise of options (in shares)														140,815							(318,197)
Net loss																														(10,503,000)						(10,503,000)
Ending balance at Mar. 31, 2026														$ 8,000							$ 2,000					$ 421,734,000		$ 1,980,000		$ (135,128,000)						$ 288,596,000
Ending balance (in shares) at Mar. 31, 2026														82,242,434							23,692,820

[1]	Share amounts have been retroactively restated to give effect to the Business Combination.
[2]	The shares of the Company’s common stock prior to the Recapitalization have been retrospectively recast to reflect the change in the capital structure as a result of the Recapitalization as described in Note 1.